Provisions	12 Months Ended
Dec. 31, 2024
Provisions
Provisions

15.  Provisions

Provisions comprise the following as of December 31:

	2024			2023
	Non- Current	Current	Total	Non- Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Environmental provisions	163	1,448	1,611	174	1,909	2,083
Provisions for litigation in progress	19	2,184	2,203	—	7,913	7,913
Provisions for third-party liabilities	8,263	—	8,263	10,596	—	10,596
Provisions for Carbon dioxide emissions allowances	6,276	66,045	72,321	—	90,471	90,471
Provision for restructuring costs	—	5,735	5,735	—	15,243	15,243
Other provisions	9,663	7,720	17,383	9,200	7,221	16,421
Total	24,384	83,132	107,516	19,970	122,757	142,727

The changes in the various line items of provisions in 2024 and 2023 were as follows:

		Provisions for	Provisions for	Provisions for	Provisions for
	Environmental	Litigation	Third	Carbon Dioxide Emissions	Restructuring	Other
	Provisions	in Progress	Party Liabilities	Allowances	Costs	Provisions	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2023	1,564	23,142	5,960	102,756	21,539	12,490	167,451
Charges for the year	1,292	7,142	267	81,424	—	6,914	97,039
Provisions reversed with a credit to income	—	(487)	—	(3,036)	—	(2,850)	(6,373)
Amounts used	(727)	(22,029)	(215)	(93,471)	(6,977)	(118)	(123,537)
Remeasurement through other comprehensive income (loss)	—	—	4,367	—	—	—	4,367
Exchange differences and others	(46)	145	217	2,798	681	(15)	3,780
Balance at December 31, 2023	2,083	7,913	10,596	90,471	15,243	16,421	142,727
Charges for the year	—	1,705	476	72,427	—	3,221	77,829
Provisions reversed with a credit to income	—	(2,803)	—	—	(4,422)	(1,359)	(8,584)
Amounts used	(328)	(6,644)	(247)	(84,621)	(4,248)	(314)	(96,402)
Remeasurement through other comprehensive income (loss)	—	—	(1,942)	—	—	—	(1,942)
Exchange differences and others	(144)	2,032	(620)	(5,956)	(838)	(586)	(6,112)
Balance at December 31, 2024	1,611	2,203	8,263	72,321	5,735	17,383	107,516

Environmental provisions

Environmental provisions related to $163 thousand of non-current environmental rehabilitation obligations as of December 31, 2024 (2023: $174 thousand) and $1,448 thousand of current environmental rehabilitation obligations as of December 31, 2024 (2023: $1,909 thousand). A majority of these provisions relate to residues disposal, such as the remediation costs required to comply with government regulations.

Provisions for litigation in progress

The timing and amounts of potential liabilities arising from such exposures is uncertain. The provision reflects the Company’s best estimate of the expenditure required to meet resulting obligations.

Certain employees of Ferroglobe France (formerly FerroPem, SAS and then known as Pechiney Electrometallurgie, S.A), may have been exposed to asbestos at its plants in France in the decades prior to our acquisition. The Company has recognized a provision of $587 thousand as of December 31, 2024 as part of the current portion of Provisions for litigation (2023: $611 thousand). See Note 26 for further information.

In 2022, Ferroglobe France sent dismissal letters to several employees of Château-Feuillet. During 2023 and 2024, numerous claims have been received from the affected individuals challenging the terminations and seeking substantial financial compensation. The Company paid $2,675 thousand to settle all claims as of December 31, 2024 (2023: $5,574 thousand was accrued). Consequently, an amount of $2,566 was reversed due to the excess provision initially recorded.

In 2022, a provision of $18,000 thousand was recognized at Ferroglobe USA Metallurgical Inc with respect to civil lawsuits arising out of a 2018 incident at its Selma, Alabama, facility in which two employees were injured and one of whom later died. At the time, Ferroglobe USA Metallurgical Inc also recorded an expected reimbursement from the Company’s insurer as other assets for the same amount (see Note 11). In the first quarter of 2023, the Company reached full and final settlements of the lawsuits and all amounts were paid directly by the insurer.

Provisions for third-party liabilities

Provisions for third-party liability presented as non-current obligations of $8,263 thousand relate to health costs for retired employees (2023: $10,596 thousand) in the Company’s subsidiary, Ferroglobe France.

Provisions for carbon dioxide emissions allowances

As of December 31, 2024 the provision for carbon dioxide emission allowances amounting to $72,321 thousand (2023: $90,471 thousand) corresponds to the obligation to deliver the carbon dioxide allowances at the end of the compliance period.

Provisions for restructuring costs

As of December 31, 2024, the restructuring provision corresponds to the restructuring process started in 2022 in Château-Feuillet facility in France amounting to $5,735 thousand (2023: $15,243 thousand).

Other provisions

Included in other provisions are current obligations arising from past actions that involve a probable outflow of resources that can be reliably estimated. Other provisions include taxes of $5,848 thousand (2023: $5,215 thousand) and $9,099 thousand related to the accrued estimated costs of reclaiming the land after it has been mined for gravel or coal (2023: $8,285 thousand).